CTIVP® - LOS ANGELES CAPITAL LARGE CAP GROWTH FUND
SUMMARY OF CTIVP® – LOS ANGELES CAPITAL LARGE CAP GROWTH FUND
Investment Objective
CTIVP® – Los Angeles Capital Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CTIVP® - LOS ANGELES CAPITAL LARGE CAP GROWTH FUND	Class 1	Class 2
Management fees	0.68%	0.68%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.01%	0.01%
Total annual Fund operating expenses	0.69%	0.94%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example - CTIVP® - LOS ANGELES CAPITAL LARGE CAP GROWTH FUND - USD ($)	1 year	3 years	5 years	10 years
Class 1	70	221	384	859
Class 2	96	300	520	1,155

Expense Example, No Redemption - CTIVP® - LOS ANGELES CAPITAL LARGE CAP GROWTH FUND - USD ($)	1 year	3 years	5 years	10 years
Class 1	70	221	384	859
Class 2	96	300	520	1,155

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $587.5 million and $914.9 billion as of March 31, 2019). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest in preferred stock, real estate investment trusts (REITs) and master limited partnerships (MLPs). The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer discretionary sector and the information technology and technology-related sectors.

The Fund’s subadviser uses quantitative methods to identify investment opportunities and construct the Fund’s portfolio.
Principal Risks
An investment in the Fund involves risks, including Growth Securities Risk, Issuer Risk, Sector Risk and Market Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Investments in larger, more established companies may involve certain risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. The market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective or that the models will perform as expected.

Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the consumer discretionary sector and the information technology and technology-related sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Consumer Discretionary Sector. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Information Technology and Technology-Related Sectors. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.

Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
Year by Year Total Return (%)<br/>as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 17.43% Worst 3rd Quarter 2011 -15.40%
Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - CTIVP® - LOS ANGELES CAPITAL LARGE CAP GROWTH FUND	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 1	May 07, 2010	(1.02%)	8.23%	11.82%
Class 2	May 07, 2010	(1.27%)	7.96%	11.53%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		(1.51%)	10.40%	13.76%